SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates in Preparation of Financial Statements
A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, affect the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation
B.	Principles of Consolidation

The Company’s consolidated financial statements include the financial statements of Tower and its subsidiaries. The Company’s consolidated financial statements are presented after elimination of inter-company transactions and balances.

Cash and Cash Equivalents
C.	Cash and Cash Equivalents
Cash and cash equivalents consist of cash, bank deposits and short-term investments with original maturities of three months or less.
Short-Term Interest-Bearing Deposits
D.	Short-Term Interest-Bearing Deposits
Short-term deposits include bank deposits with original maturities greater than three months and to be matured within 12 months from balance sheet date.
Marketable securities
E.	Marketable securities

The Company accounts for investments in debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (“OCI”). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings.

For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in OCI.

If quoted prices for identical instruments are available in an active market, marketable securities are classified within Level 1 of the fair value hierarchy. If quoted prices for identical instruments in active markets are not available, fair values are estimated using quoted prices of similar instruments and are classified within Level 2 of the fair value hierarchy.

Trade Accounts Receivables - Allowance for Doubtful Accounts
F.	Trade Accounts Receivables - Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed on the specific identification basis for accounts whose collectability, in the Company’s estimation, is uncertain. As of December 31, 2018 and 2017, the amounts in the allowance for doubtful accounts totaled to $4,208 and $608, respectively, $3,000 of which is included in 2018 from one customer located in the Far East region.

Inventories
G.	Inventories

Inventories are stated at the lower of aggregate cost or net realizable value. If inventory costs exceed expected net realizable value, the Company records reserves for the difference between the cost and the expected net realizable value. Cost of raw materials is determined mainly on the basis of the weighted average moving price per unit.

Property and Equipment
H.	Property and Equipment

The Company accounts for property and equipment in accordance with Accounting Standards Codification ASC 360 “Accounting for the Property, Plant and Equipment”. Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to the property and equipment and are incurred prior to their initial operation. Identifiable incremental direct costs include costs associated with constructing, establishing and installing property and equipment.

Maintenance and repairs are charged to expenses as incurred.

Property and equipment are presented net of investment grants received, and less accumulated depreciation.

Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets, as follows:

Buildings and building improvements, including facility infrastructure	10-25 years
Machinery and equipment, software and hardware	3-15 years

Impairment charges, if needed, are determined based on the policy outlined in S below.

The Company determines lease classification based on the criteria established in ASC 840. When the Company determines, based on the criteria, that a lease should be classified as capital lease, an asset and corresponding liability is recognized. Each capital lease is recorded as an asset and an obligation at an amount that is equal to the present value of the minimum lease payments over the lease term. Assets under capital lease are part of property plant and equipment and are depreciated accordingly.

Intangible Assets and Goodwill
I.	Intangible Assets and Goodwill

The Company accounts for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other”. Intangible assets include the values assigned to the intangible assets as part of the purchase price allocation made at the time of acquisition.

Intangible assets are amortized over the expected estimated economic life of the intangible assets commonly used in the industry. Goodwill is not amortized and subject to impairment test. Impairment charges on intangibles or goodwill, if needed, are determined based on the policy outlined in S below.

Deferred Tax Asset and Other Long-Term Assets, Net
J.	Deferred Tax Asset and Other Long-Term Assets, Net

Deferred tax asset and other assets, net include: (i) deferred tax asset as described in Note 18; (ii) fair market value of derivative instrument used in hedging of Debentures Series G, see T below and (iii) prepaid long-term lease payments to the Israel Land Administration (“ILA”) for the land on which the Company’s Israeli fabs are established, net of accumulated amortization over the lease period, see also Note 14C.

Debentures - Classification of Liabilities and Equity of Convertible Debentures
K.	Debentures - Classification of Liabilities and Equity of Convertible Debentures

Convertible debentures are evaluated to determine whether they include conversion features or other embedded derivatives that warrant bifurcation. The Company applies ASC 815-40 “Contract in Entity’s Own Equity” in determining whether an instrument that may be settled in Tower’s shares is also considered indexed to a company’s own stock, for the purpose of classification of the instrument as a liability or equity.

Revenue Recognition
L.	Revenue Recognition

ASC Topic 606 “Revenue from Contracts with Customers” (“Topic 606”), supersedes the revenue recognition requirements and industry-specific guidance under Revenue Recognition. Topic 606 requires an entity to recognize revenue when it transfers the control of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. The Company adopted Topic 606 on January 1, 2018, using the modified retrospective method applied to contracts that were not completed as of January 1, 2018.

Under the modified retrospective method, prior period financial positions and results are not adjusted. There was no transition adjustment to the company’s retained earning upon adoption.

The Company’s revenues are generated principally from sales of semiconductor wafers. The Company, to a much lesser extent, also derives revenues from design support and other technical and support services incidental to the sale of semiconductor wafers. The vast majority of the Company’s sales are achieved through the effort of its direct sales force.

Wafer sales are recognized at a point in time, which is upon shipment or upon delivery of the Company’s products to unaffiliated customers, depending on shipping terms. Accordingly, control of the products transfers to the customer in accordance with the transaction's shipping terms. Sales revenue is recognized for the amount of consideration that the Company expects to be entitled to in exchange for its products. Taxes imposed by governmental authorities, such as sales taxes or value-added taxes, are excluded from net sales. The Company’s contracts typically contain a single performance obligation that is fulfilled on the date of delivery based on shipping terms stipulated in the contract.

The Company provides for sales returns allowance relating to specified yield or quality commitments as a reduction of revenues, based on past experience and specific identification of events necessitating an allowance, which has been in immaterial amounts.

The Company provides its customers with other services that are less significant in scope and amount and for which recognition is over time when customer receives the services.

Research and Development
M.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

Income Taxes
N.	Income Taxes

The Company accounts for income taxes using an asset and liability approach as prescribed in ASC 740-10 “Income Taxes” (“ASC 740-10”). This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized. Deferred tax assets and liabilities, as well as any related valuation allowance, are classified as noncurrent in a classified statement of financial position.

The Company evaluates realizability of its deferred tax assets for each jurisdiction in which the Company operates at each reporting date and establishes valuation allowances when it is more likely than not that all or a part of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that the Company's deferred tax assets are not more-likely-than-not realizable, the Company establishes a valuation allowance, see Note 18.

ASC 740-10 prescribes a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in its income tax returns and the amount of tax benefits recognized in its financial statements, represent the Company's unrecognized income tax benefits. The Company's policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

Earnings Per Ordinary Share
O.	Earnings Per Ordinary Share

Basic earnings per share are calculated in accordance with ASC 260, “Earnings Per Share” by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding during the reported period (the denominator). Diluted earnings per share are calculated, if applicable, by adjusting profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares, taking into effect all potential dilutive ordinary shares.

Comprehensive Income
P.	Comprehensive Income

In accordance with ASC 220 “Comprehensive Income”, comprehensive income represents the change in shareholders’ equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (“OCI”) represents gains and losses that are included in comprehensive income but excluded from net income.

Functional Currency and Exchange Rate Income (Loss)
Q.	Functional Currency and Exchange Rate Income (Loss)

The currency of the primary economic environment in which Tower, TJT and Jazz conduct their operations is the U.S. Dollar (“dollar”). Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830-10 “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TPSCo, whose functional currency is the Japanese Yen (“JPY”), have been translated into dollars. The assets and liabilities have been translated using the exchange rate in effect as of the balance sheet date. The statement of operations of TPSCo has been translated using the average exchange rate for the reported period. The resulting translation adjustments are charged or credited to OCI.

Stock-Based Compensation
R.	Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees’ share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation granted to employees and directors is measured at the grant date, based on the fair value of the grant. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the grant, except for grants that involve performance criteria, for which an accelerated method is used.

Impairment of Assets
S.	Impairment of Assets

Impairment of Property, Equipment and Intangible Assets
The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from it. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”.

Impairment of Goodwill
The Company evaluates goodwill qualitatively for impairment at least annually or whenever an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. If the Company determines that a quantitative analysis is necessary, the impairment test for goodwill is currently a two-step process. Step one consists of a comparison of the fair value of a reporting unit against its carrying amount, including the goodwill allocated to each reporting unit. If the carrying amount of the reporting unit is in excess of its fair value, step two requires the comparison.

Any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of the reporting unit’s goodwill is recorded as an impairment loss.

The Company uses the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology.

Fair value of Financial Instruments and Fair Value Measurements
T.	Fair value of Financial Instruments and Fair Value Measurements

ASC 820, "Fair Value Measurements and Disclosures" (“ASC 820”), requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company's financial instruments of cash, bank deposits, marketable securities, account receivable and payables, accrued liabilities, loans and leases approximate their current fair values because of their nature and respective maturity dates or durations. The Company had no financial assets or liabilities carried and measured on a non-recurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

Derivatives and hedging
U.	Derivatives and hedging

Derivative instruments are recognized as either assets or liabilities and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

For derivative instruments designated as fair value hedges, the gains (losses) are recognized in earnings in the periods of change together with the offsetting losses (gains) on the hedged items attributed to the risk being hedged.

For derivative instruments designated as cash flow hedges, the effective portion of the gains (losses) on the derivatives is initially reported as a component of OCI and is subsequently recognized in earnings when the hedged exposure is recognized in earnings. Gains (losses) on derivatives representing either hedge components excluded from the assessment of effectiveness or hedge ineffectiveness are recognized in earnings.

For derivative instruments that are not designated as hedges, gains (losses) from changes in fair values are primarily recognized in the same line of the item economically hedged.

Accounts Receivable Factoring
V.          Accounts Receivable Factoring

From time to time, the Company uses non-recourse factoring arrangements, to sell accounts receivable to third-party financial institutions. The sale of the receivables in these arrangements are accounted for as a true sale.

Reclassification and Presentation
W.	Reclassification and Presentation
Certain amounts in prior years’ financial statements have been reclassified in order to conform to the 2018 presentation.
Recently Adopted Accounting Pronouncements
X.          Recently Adopted Accounting Pronouncements

Effective January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers”, which provides a principles-based, five-step approach to measure and recognize revenue from contracts with customers. Adoption of this ASU did not have a material effect on the Company’s financial position, results of operations or cash flows.

In October 2016 the FASB issued ASU 2016-16 to require the recognition of the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party, the amendments in this Update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments are effective January 1, 2018, and for interim periods within that year. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
Y.	Recently Issued Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement” Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. This ASU removes certain disclosure requirements regarding the amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between the levels. The ASU also adds disclosure requirements regarding unrealized gains and losses included in Other Comprehensive Income for recurring Level 3 fair value measurements and regarding the range and weighted average of unobservable inputs used in Level 3 fair value measurements. This ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2019. The removal of certain disclosures is to be applied retrospectively for all periods presented, but the additional required disclosures are to be prospectively applied, and early application is permitted. The Company does not expect any transfers between Level 1 and Level 2 of the fair value hierarchy, and as of December 31, 2018, it has no assets or liabilities with fair value measurements in Level 3 of the fair value hierarchy. Accordingly, it does not expect adoption of this ASU to have a material effect on its financial position, results of operations or cash flows.

In June 2018, the FASB issued ASU No. 2018-07 “Compensation - Stock Compensation” (“Topic 718”): Improvements to Nonemployee Share-Based Payment Accounting. This ASU expands the scope of Topic 718 to include accounting for share-based payments for acquiring goods and services from non-employees except for specific guidance on assumptions used in an option pricing model and expense attribution. Topic 718is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2018, with early adoption permitted. The Company currently does not have any stock-based instruments outstanding to non-employees and does not anticipate any such awards in the foreseeable future. Accordingly, the Company does not expect adoption of this ASU to have a material effect on its financial position, results of operations or cash flows.

In February 2018, the FASB issued ASU No. 2018-02 “Reporting Comprehensive Income” (“ASU 2018-02”): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This ASU is intended to help companies reclassify certain stranded income tax effects in accumulated other comprehensive income (“AOCI”) resulting from the Tax Cuts and Jobs Act of 2017 (the “Act”), which was enacted in December 2017. ASU 2018-02 provides for the elimination of stranded tax effects of the Act by allowing reclassification of stranded tax effects from AOCI to retained earnings. This ASU is applicable only to tax effects relating to the Act, and the existing guidance regarding effects of other changes in tax laws is not affected. This ASU was early adopted for the year ended December 31, 2018 and had no material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, which clarified its guidance to simplify the measurement of goodwill by eliminating the Step 2 impairment test. The new guidance requires companies to perform the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The amendment will be effective beginning in its first quarter of fiscal year 2020. The amendment is required to be adopted prospectively. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The guidance is effective beginning in the first quarter of fiscal year 2018. The adoption of this guidance did not have an impact on the Company’s operating results.

In August 2017, the FASB issued (ASU 2017-12, which targets improvements to accounting for hedging activities which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. The guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company early adopted this guidance with no impact on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01 to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The standard requires entities to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income. The provisions under this amendment are effective January 1, 2018, and for interim periods within that year. The impact of ASU 2016-01 on the Company’s consolidated financial statements was immaterial.

In February 2016, the FASB issued ASU 2016-02 “Leases” (“ASU 2016-02”), which primarily changes the leases accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. The amendments are effective January 1, 2019, and for interim periods within that year, with early adoption permitted.  In July 2018, the FASB issued ASU 2018-10 “Codification Improvements to Topic 842, Leases,” to clarify application of certain aspects of the new leases standard and to remove inconsistencies within the guidance and ASU 2018-11 “Targeted Improvements”(“ ASU 2018-11 “), which provides for an alternate transition method.  Specifically, ASU 2018-11 allows the new lease standard to be applied as of the adoption date with a cumulative-effect adjustment to the opening balance of retained earnings rather than retroactive restatement of all periods presented.   The Company has identified all existing operating and financing leases and is in the process of determining the present value of existing lease assets and liabilities under the new guidance.  The Company is also currently finalizing processes and controls to identify, classify and measure new leases in accordance with ASU 2016-02.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments Credit Losses”. This update requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The update is effective January 1, 2020, and for interim periods within that year. Early adoption is permitted only after January 1, 2019.  The Company has previously incurred immaterial amount of bad debt and expecting no material impact from adopting this guidance on its consolidated financial statements and disclosures.

In November 2016, the FASB issued ASU 2016-18 to require amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments are effective January 1, 2018, and for interim periods within that year. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.